Consolidated Statements of Shareholders’ Equity - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Balance, beginning of year at Jan. 31, 2013	$ 92,472	$ 451,434	$ 1,869	$ (307,536)
Balance, end of year at Jan. 31, 2014	97,779	451,394	(1,089)	(297,924)	$ 250,160
Common shares
Stock options and share units exercised	5,307
Stock-based compensation expense (Note 16)		2,523
Stock options and share units exercised		(1,525)
Settlement of stock options (Note 16)		(1,510)
Stock option income tax benefits		472
Foreign currency translation adjustments, net of income taxes			(2,958)		(2,958)
Net income				9,612	9,612
Balance, end of year at Jan. 31, 2015	247,839	450,623	(25,212)	(282,865)	390,385
Common shares
Stock options and share units exercised	2,626
Issuance of common shares, net of issuance costs (Note 14)	142,052
Acquisitions (Note 3)	5,382
Stock-based compensation expense (Note 16)		1,543
Stock options and share units exercised		(1,670)
Settlement of stock options (Note 16)		(733)
Stock option income tax benefits		89
Foreign currency translation adjustments, net of income taxes			(24,123)		(24,123)
Net income				15,059	15,059
Balance, end of year at Jan. 31, 2016	252,471	446,747	(34,880)	(262,303)	402,035
Common shares
Stock options and share units exercised	$ 4,632
Stock-based compensation expense (Note 16)		1,577
Stock options and share units exercised		(68)
Settlement of stock options (Note 16)		(7,000)
Stock option income tax benefits		$ 1,615
Foreign currency translation adjustments, net of income taxes			(9,640)		(9,640)
Unrealized loss on marketable securities (Note 4)			$ (28)		(28)
Net income				$ 20,562	$ 20,562